Subsequent Events (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2013 Real Estate Related Securities [Member]	Feb. 28, 2013 One And Seven Westferry Circus [Member]	Jan. 31, 2013 Houston Build-To-Suit Office Building [Member]	Jan. 31, 2013 Palm Lakes Plaza [Member]	Feb. 28, 2013 One And Seven Westferry Circus [Member]	Feb. 28, 2013 Phoenix Apartment Portfolio [Member]
Subsequent Event, Date				Jan. 30, 2013	Feb. 28, 2013	Feb. 28, 2013
Subsequent Event, Amount	$ 150.5	$ 193.1	$ 196.4	$ 11.8	$ 193.1	$ 33.3
Subsequent Event, Description			In January 2013, the Account executed a lease with the American subsidiary of a major global energy company for a new build-to-suit office building in Houston that is expected to be completed in 2015. The Account is currently estimating the approximate cost to develop the new office building to be $196.4 million.